Income Taxes - Reconciliation of the beginning and ending amount of unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 1,313	$ 442
Reductions of prior year positions	(4)	(13)
Additions based on tax positions related to current year	855	884
Balance at the end of the year	$ 2,164	$ 1,313